Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss)	kr (26,104)		kr 19,112	kr 22,980
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefit pension plans including asset ceiling	905		10,669	3,537
Revaluation of borrowings due to change in credit risk	(667)		1,030	31
Cash flow hedge reserve
Gains/losses arising during the period			3,703
Transfer to goodwill			(3,677)
Tax on items that will not be reclassiﬁed to proﬁt or loss	(114)		(3,067)	(682)
Cash flow hedge reserve
Gains/losses arising during the period	754		(701)	(542)
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss	1,090		280	(96)
Translation reserves
Changes in translation reserves	(2,375)	[1]	7,130	3,342
Reclassification to profit and loss	59	[1]	(85)	46
Share of other comprehensive income of JV and associated companies	(10)		49	28
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	(380)		87	126
Other comprehensive income (loss), net of tax	(738)		15,418	5,790
Total comprehensive income (loss)	(26,842)		34,530	28,770
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	(27,233)		34,274	28,694
Non-controlling interests	kr 391		kr 256	kr 76

[1]	Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –77 million (SEK 5,070 million in 2022 and SEK 2,646 million in 2021), and realized gains/losses net from divested/liquidated companies, SEK 59 million (SEK –85 million in 2022 and SEK 46 million in 2021).